[LOGO]
                                                          [PHOTO]
Semiannual Report June 30, 1999

                                  EATON VANCE

                                   UTILITIES

                                      FUND

                     Global Management-Global Distribution

[PHOTO]

EATON VANCE UTILITIES FUND AS OF JUNE 30, 1999
INVESTMENT UPDATE

[PHOTO]
Judith A Saryan
Portfolio Manager

INVESTMENT ENVIRONMENT
-----------------------------
  THE ECONOMY
- On the last day of June, the Federal Reserve Bank announced, as expected, that it would raise the Federal Funds rate (the rate at which banks lend money to each other overnight) by 25 basis points to 5.0%. At the same time, the Fed indicated it had moved toward a neutral bias, causing stock and bond markets to rally.

- During the just-ended second quarter, the outlook was optimistic for continued U.S. economic strength, especially as the manufacturing sector showed signs of recovery. In May, the index of leading economic indicators rose by 0.3%, an improvement over April's 0.1% increase, suggesting the period of sustained growth could continue into the next year.

- The nation's gross domestic product increased by a stronger-than-expected 4.6% in the first quarter of 1999. Weaker demand from Asia was offset by continuing gains in productivity and strong consumer activity.

- Despite the Fed's neutral bias, Federal Reserve Chairman Greenspan has reaffirmed the Fed's commitment to stifle any reoccurrence of inflation, and has left open the possibility that he will tighten rates in the coming months.

  THE STOCK MARKET

- June was another record month for the S&P 500 and the NASDAQ Composite, as both indices hit new highs on the last day of the month after the Fed's interest rate announcement. The Dow Jones Industrial Average also had a solid finish, up 20.46% so far in 1999.(1) Investors and analysts were also optimistic about corporate second quarter earnings.

- Growth stocks and value stocks struggled for dominance in the first half of 1999, with growth stocks ahead at the end of June. Leading the way was the technology sector of the S&P 500, up 12.36% in the first six months of 1999.(1)

THE FUND
-----------------------------
  THE PAST SIX MONTHS
- During the six months ended June 30, 1999, the Fund's Class A shares had a total return of 13.14%.(2) This return was the result of an increase in net asset value (NAV)to $11.27 on June 30, 1999 from $10.15 on December 31, 1998, and the reinvestment of $0.055 per share in dividend income and $0.144 per share in capital gains.

- The Fund's Class B shares had a total return of 12.68%(2) during the period, the result of an increase in NAV to $12.90 from $11.61, and the reinvestment of $0.025 per share in dividend income and $0.144 per share in capital gains.

- The Fund's Class C shares had a total return of 12.62%(2) during the period, the result of an increase in NAV to $13.63 from $12.27, and the reinvestment of $0.031 per share in dividend income and $0.144 per share in capital gains.

- For comparison, during the six months ended June 30, 1999, the S&P Utilities Index had a return of 1.19%, and the average return of funds included in the Lipper Utility Funds Category was 7.02%.(1)

  MANAGEMENT DISCUSSION

- The Portfolio continued to emphasize the telecommunication sector with holdings such as Energis, SBC Communications, and MCI Worldcom. Management believes that deregulation, new technology, and increased demand for data and Internet services have made telecommunications an area with superior growth potential.

- Electric utilities remained an important component of the Portfolio. Stocks in these companies have offered stability and provided dividend income. Amid the restructuring in the industry, we seek to identify those companies best positioned to benefit in the changing utilities environment.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------
FUND INFORMATION
AS OF JUNE 30, 1999

Performance(3)                   Class A  Class B  Class C
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                            21.71%   20.80%  20.69%
Five Years                          17.34    16.33   15.66
Ten Years                           12.58     N.A.    N.A.
Life of Fund+                       14.60    11.64   11.23
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                            14.73%   15.80%  19.69%
Five Years                          15.95    16.11   15.66
Ten Years                           11.91     N.A.    N.A.
Life of Fund+                       14.22    11.53   11.23

+Inception Dates - Class A: 12/18/81; Class B: 11/1/93; Class C:11/1/93

Ten Largest Holdings(4) By total net assets
-------------------------------------------
Energis                             12.5%
SBCCommunications, Inc.              8.8
MCIWorldcom, Inc.                    8.0
Sprint Corp.                         5.9
GTECorp.                             5.4
Ameritech Corp.                      4.6
Pinnacle West Capital Corp.          4.5
DQE, Inc.                            3.7
Bell Atlantic Corp.                  3.6
Omnipoint Corp.                      3.4

(1) It is not possible to invest directly in an Index or a Lipper category.
(2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B and Class C shares. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.
(4) Ten largest holdings accounted for 60.4% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE UTILITIES FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

  AS OF JUNE 30, 1999
  Assets
  ------------------------------------------------------------------------------------
  Investment in Utilities Portfolio, at value
     (identified cost, $330,700,041)                                      $493,306,743
  Receivable for Fund shares sold                                              140,483
  ------------------------------------------------------------------------------------
  TOTAL ASSETS                                                            $493,447,226
  ------------------------------------------------------------------------------------
  Liabilities
  ------------------------------------------------------------------------------------
  Payable for Fund shares redeemed                                        $    217,039
  Payable to affiliate for Trustees' fees                                        1,327
  Other accrued expenses                                                       362,153
  ------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                       $    580,519
  ------------------------------------------------------------------------------------
  NET ASSETS                                                              $492,866,707
  ------------------------------------------------------------------------------------

  Sources of Net Assets
  ------------------------------------------------------------------------------------
  Paid-in capital                                                         $244,764,128
  Accumulated undistributed net realized gain from Portfolio (computed
     on the basis of identified cost)                                       32,468,005
  Accumulated undistributed net investment income                           53,027,872
  Net unrealized appreciation from Portfolio (computed on the basis of
     identified cost)                                                      162,606,702
  ------------------------------------------------------------------------------------
  TOTAL                                                                   $492,866,707
  ------------------------------------------------------------------------------------

  Class A Shares
  ------------------------------------------------------------------------------------
  NET ASSETS                                                              $437,812,148
  SHARES OUTSTANDING                                                        38,856,884
  NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
     (net assets DIVIDED BY shares of beneficial interest outstanding)    $      11.27
  MAXIMUM OFFERING PRICE PER SHARE
     (100 DIVIDED BY 94.25 of $11.27)                                     $      11.96
  ------------------------------------------------------------------------------------
  Class B Shares
  ------------------------------------------------------------------------------------
  NET ASSETS                                                              $ 50,654,134
  SHARES OUTSTANDING                                                         3,927,842
  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
     (net assets DIVIDED BY shares of beneficial interest outstanding)    $      12.90
  ------------------------------------------------------------------------------------
  Class C Shares
  ------------------------------------------------------------------------------------
  NET ASSETS                                                              $  4,400,425
  SHARES OUTSTANDING                                                           322,839
  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
     (net assets DIVIDED BY shares of beneficial interest outstanding)    $      13.63
  ------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED
  JUNE 30, 1999
  Investment Income
  ------------------------------------------------------------------------------------
  Dividends allocated from Portfolio (net of
     foreign taxes, $38,917)                                              $  4,475,370
  Interest allocated from Portfolio (net of
     defaulted interest, $1,263,834)                                           615,689
  Expenses allocated from Portfolio                                         (1,723,709)
  ------------------------------------------------------------------------------------
  NET INVESTMENT INCOME FROM PORTFOLIO                                    $  3,367,350
  ------------------------------------------------------------------------------------

  Expenses
  ------------------------------------------------------------------------------------
  Trustees fees and expenses                                              $      3,039
  Distribution and service fees
     Class A                                                                   463,086
     Class B                                                                   232,000
     Class C                                                                    20,057
  Transfer and dividend disbursing agent fees                                  225,607
  Registration fees                                                             18,303
  Custodian fee                                                                 15,254
  Legal and accounting services                                                 13,444
  Printing and postage                                                          11,096
  Amortization of organization expenses                                          7,906
  Miscellaneous                                                                  3,951
  ------------------------------------------------------------------------------------
  TOTAL EXPENSES                                                          $  1,013,743
  ------------------------------------------------------------------------------------

  NET INVESTMENT INCOME                                                   $  2,353,607
  ------------------------------------------------------------------------------------

  Realized and Unrealized
  Gain (Loss) from Portfolio
  ------------------------------------------------------------------------------------
  Net realized gain (loss) --
     Investment transactions (identified cost basis)                      $ 35,380,478
     Foreign currency transactions                                             (16,636)
  ------------------------------------------------------------------------------------
  NET REALIZED GAIN                                                       $ 35,363,842
  ------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation) --
     Investments                                                          $ 20,485,807
     Foreign currency                                                           (5,000)
  ------------------------------------------------------------------------------------
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                    $ 20,480,807
  ------------------------------------------------------------------------------------

  NET REALIZED AND UNREALIZED GAIN                                        $ 55,844,649
  ------------------------------------------------------------------------------------

  NET INCREASE IN NET ASSETS FROM OPERATIONS                              $ 58,198,256
  ------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS
                                                                          ENDED
                                                                          JUNE 30,       YEAR ENDED
  Increase (Decrease)                                                     1999           DECEMBER 31,
  in Net Assets                                                           (UNAUDITED)    1998
  ---------------------------------------------------------------------------------------------------
  From operations --
     Net investment income                                                $  2,353,607   $ 11,445,332
     Net realized gain                                                      35,363,842      5,496,806
     Net change in unrealized appreciation (depreciation)                   20,480,807     75,228,988
  ---------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS
     FROM OPERATIONS                                                      $ 58,198,256   $ 92,171,126
  ---------------------------------------------------------------------------------------------------
  Distributions to shareholders --
     From net investment income
        Class A                                                           $ (2,170,013)  $ (9,905,578)
        Class B                                                                (78,478)      (845,623)
        Class C                                                                 (9,602)       (61,649)
     In excess of net investment income
        Class B                                                                (19,346)            --
     From net realized gain
        Class A                                                             (5,668,063)    (1,582,078)
        Class B                                                               (557,414)      (157,576)
        Class C                                                                (45,747)       (12,962)
  ---------------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     $ (8,548,663)  $(12,565,466)
  ---------------------------------------------------------------------------------------------------
  Transactions in shares of
     beneficial interest --
     Proceeds from sale of shares
        Class A                                                           $  2,276,012   $  4,777,604
        Class B                                                              3,339,883      3,716,353
        Class C                                                                757,113        610,654
     Issued in reorganization of EV Classic
        and Marathon Total Return
        Funds
        Class B                                                                     --     42,228,739
        Class C                                                                     --      3,724,892
     Net asset value of shares issued to shareholders in payment of distributions declared
        Class A                                                              6,149,626      8,677,027
        Class B                                                                540,181        805,844
        Class C                                                                 46,873         62,598
     Cost of shares redeemed
        Class A                                                            (23,942,865)   (45,654,104)
        Class B                                                             (4,255,993)    (8,794,964)
        Class C                                                               (565,336)    (1,346,110)
  ---------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS      $(15,654,506)  $  8,808,533
  ---------------------------------------------------------------------------------------------------

  NET INCREASE IN NET ASSETS                                              $ 33,995,087   $ 88,414,193
  ---------------------------------------------------------------------------------------------------

                                                                          SIX MONTHS
                                                                          ENDED
                                                                          JUNE 30,       YEAR ENDED
                                                                          1999           DECEMBER 31,
  Net Assets                                                              (UNAUDITED)    1998
  ---------------------------------------------------------------------------------------------------
  At beginning of period                                                  $458,871,620   $370,457,427
  ---------------------------------------------------------------------------------------------------
  AT END OF PERIOD                                                        $492,866,707   $458,871,620
  ---------------------------------------------------------------------------------------------------

  Accumulated
  undistributed net
  investment income
  included in net assets
  ---------------------------------------------------------------------------------------------------
  AT END OF PERIOD                                                        $ 53,027,872   $ 52,951,704
  ---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                                YEAR ENDED DECEMBER 31,
                        SIX MONTHS ENDED                ------------------------------------------------------------------------
                        JUNE 30, 1999
                              (UNAUDITED)(1)                      1998(1)               1997        1996       1995      1994
                    ----------------------------------- ---------------------------- ---------- ------------ --------- ---------
                       CLASS A      CLASS B    CLASS C   CLASS A  CLASS B   CLASS C   CLASS A     CLASS A     CLASS A   CLASS A
--------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of
   period           $ 10.150      $11.610      $12.270  $  8.450  $ 9.670  $10.190   $  8.770   $  9.130     $  7.630  $  9.140
--------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment
   income           $  0.057      $ 0.020      $ 0.020  $  0.251  $ 0.209  $ 0.220   $  0.409   $  0.626     $  0.523  $  0.545
Net realized and
   unrealized gain
   (loss)              1.262        1.439        1.515     1.721    1.970    2.082      0.887     (0.014)(2)    1.520    (1.667)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS)
   FROM OPERATIONS  $  1.319      $ 1.459      $ 1.535  $  1.972  $ 2.179  $ 2.302   $  1.296   $  0.612     $  2.043  $ (1.122)
--------------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------------
From net investment
   income           $ (0.055)     $(0.020)     $(0.031) $ (0.235) $(0.202) $(0.185)  $ (0.331)  $ (0.522)    $ (0.364) $ (0.388)
In excess of net
   investment income       --      (0.005)          --        --       --       --         --         --       (0.039)       --
From net realized
   gain               (0.144)      (0.144)      (0.144)   (0.037)  (0.037)  (0.037)    (1.243)    (0.450)      (0.078)       --
In excess of net
   realized gain          --           --           --        --       --       --     (0.042)        --       (0.062)       --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS $ (0.199)     $(0.169)     $(0.175) $ (0.272) $(0.239) $(0.222)  $ (1.616)  $ (0.972)    $ (0.543) $ (0.388)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE --
   END OF PERIOD    $ 11.270      $12.900      $13.630  $ 10.150  $11.610  $12.270   $  8.450   $  8.770     $  9.130  $  7.630
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)        13.14%       12.68%       12.62%    23.78%   22.89%   22.88%     16.18%      7.00%       27.52%   (12.28)%
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000's
   omitted)         $437,812      $50,654      $ 4,400  $409,178  $45,958  $ 3,736   $370,457   $401,974     $457,879  $445,133
Ratios (As a
   percentage of
   average daily net
   assets):
   Expenses(4)          1.07%(5)     1.82%(5)     1.85%(5)     1.27%    2.01%    2.05%     1.13%     1.23%       1.19%     1.18%
   Net investment
      income            1.08%(5)     0.33%(5)     0.30%(5)     2.75%    2.01%    1.99%     4.06%     5.59%       4.49%     4.90%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Utilities Fund (the Fund), (formerly Eaton Vance Total Return
   Fund), is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a series of the Eaton Vance Special Investment Trust (the Trust). The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Utilities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

 D Other -- Investment transactions are accounted for on a trade date basis.

 E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to distribute monthly substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute at least annually substantially all of its net realized capital gains so allocated. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions only for financial statement purposes are classified as distributions in excess of net investment income or net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE UTILITIES FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS A                                   (UNAUDITED)        DECEMBER 31, 1998
------------------------------------------------------------------------------
Sales                                              211,025             513,278
Issued to shareholders electing to
 receive payment of distribution in
 Fund shares                                       585,021             961,346
Redemptions                                     (2,232,540)         (5,003,117)
------------------------------------------------------------------------------
NET DECREASE                                    (1,436,494)         (3,528,493)
------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS B                                   (UNAUDITED)        DECEMBER 31, 1998
------------------------------------------------------------------------------
Sales                                              270,647             354,812
Issued to shareholders electing to
 receive payment of distribution in
 Fund shares                                        45,130              78,426
Redemptions                                       (346,223)           (839,996)
Issued to EV Marathon Total Return
 Fund shareholders                                      --           4,365,046
------------------------------------------------------------------------------
NET INCREASE (DECREASE)                            (30,446)          3,958,288
------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS C                                   (UNAUDITED)        DECEMBER 31, 1998
------------------------------------------------------------------------------
Sales                                               57,747              54,891
Issued to shareholders electing to
 receive payment of distribution in
 Fund shares                                         3,696               5,721
Redemptions                                        (43,066)           (121,642)
Issued to EV Classic Total Return Fund
 shareholders                                           --             365,492
------------------------------------------------------------------------------
NET INCREASE                                        18,377             304,462
------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $8,253 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 1999.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has adopted distribution plans (Class B Plan and Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plan), (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5.00% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $179,347 and $15,043 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 1999 representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Plan were approximately $373,000 and $844,000 for Class B and Class C shares, respectively.

EATON VANCE UTILITIES FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   In addition, the Plans also authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A (Service
   Plan), Class B and Class C shares for any fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. The Class C Plan requires the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 1999 amounted to $463,086, $52,653 and $5,014 for Class A, Class B and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. (See Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $16,000 and $1,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended June, 30 1999.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1999, aggregated $6,269,400 and $31,790,716, respectively.

8 Transfer of Net Assets
-------------------------------------------
   On January 1, 1998, EV Traditional Total Return Fund acquired the net assets of EV Marathon Total Return Fund and EV Classic Total Return Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Traditional Total Return Fund, at the closing, issued 4,365,046 Class B shares and 365,492 Class C shares of the Fund having an aggregate value of $42,228,739 and $3,724,892 respectively. As a result, the Fund issued one Class B share for each share of EV Marathon Total Return Fund and one Class C share for each share of EV Classic Total Return Fund. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Marathon Total Return Fund's and EV Classic Total Return Fund's net assets at the date of the transaction were $42,228,739 and $3,724,892, respectively, including $6,799,057 and $627,601 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Utilities Fund (formerly "EV Traditional Total Return Fund") were $416,411,058 with a net asset value of $8.45, $9.67, and $10.19 for Class A, Class B and Class C shares, respectively.

UTILITIES PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 88.5%

SECURITY                                  SHARES             VALUE
--------------------------------------------------------------------------
Broadcasting and Cable -- 0.7%
--------------------------------------------------------------------------
Ovation, Inc.(1)(2)                              285,787     $   3,469,454
--------------------------------------------------------------------------
                                                             $   3,469,454
--------------------------------------------------------------------------
Electric Utilities -- 23.6%
--------------------------------------------------------------------------
Allegheny Energy, Inc.                           150,000     $   4,809,375
Cleco Corp.                                      300,000         9,112,500
DPL, Inc.                                        650,000        11,943,750
DQE, Inc.                                        450,000        18,056,250
DTE Energy Co.                                   103,000         4,120,000
Duke Energy Corp.                                 80,000         4,350,000
Energy East Corp.                                100,000         2,600,000
Illinova Corp.                                    40,000         1,090,000
LG & E Energy Corp.                              200,000         4,200,000
National Grid Group PLC(3)                       800,000         5,567,520
Nisource, Inc.                                   450,000        11,615,625
PacifiCorp                                       100,000         1,837,500
Pinnacle West Capital Corp.                      550,000        22,137,500
PowerGen PLC(3)                                  600,000         6,469,140
Sierra Pacific Resources                         100,000         3,637,500
Unicom Corp.                                     133,000         5,128,813
--------------------------------------------------------------------------
                                                             $ 116,675,473
--------------------------------------------------------------------------
Gas Utilities -- 3.0%
--------------------------------------------------------------------------
CMS Energy Corp., Class G                         35,100     $     824,850
Columbia Energy Group                             50,000         3,134,375
Keyspan Corp.                                     90,000         2,373,750
NICOR, Inc.                                       75,000         2,854,688
Northwestern Corp.                                92,000         2,225,250
Peoples Energy Corp.                              87,000         3,278,813
--------------------------------------------------------------------------
                                                             $  14,691,726
--------------------------------------------------------------------------
REITS -- 1.9%
--------------------------------------------------------------------------
Annaly Mortgage, Inc. 144A                       350,000     $   3,937,500
Security Capital US Realty Trust(2)              300,000         5,700,000
--------------------------------------------------------------------------
                                                             $   9,637,500
--------------------------------------------------------------------------
SECURITY                                  SHARES             VALUE
--------------------------------------------------------------------------

Telephone Utilities -- 59.3%
--------------------------------------------------------------------------
Alltel Corp.                                      70,000     $   5,005,000
Ameritech Corp.                                  310,000        22,785,000
AT&T Corp.                                       123,000         6,864,938
Bell Atlantic Corp.                              275,000        17,978,125
BellSouth Corp.                                   25,000         1,171,875
Cincinnati Bell, Inc.                            310,000         7,730,625
Digital Island, Inc.(2)                          100,000         1,793,750
Energis(2)(3)                                  2,585,397        61,660,166
GTE Corp.                                        350,000        26,512,500
MCI Worldcom, Inc.(2)                            460,000        39,675,000
Omnipoint Corp.                                  575,000        16,639,063
SBC Communications, Inc.                         750,000        43,499,999
Sprint Corp.                                     550,000        29,046,875
US West, Inc.                                     84,000         4,935,000
Vodafone AirTouch PLC ADR                         25,000         4,925,000
Voicestream Wireless Corp.(2)                     75,000         2,132,813
--------------------------------------------------------------------------
                                                             $ 292,355,729
--------------------------------------------------------------------------
Total Common Stocks
   (identified cost $277,785,567)                            $ 436,829,882
--------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 6.9%

                SECURITY                  SHARES             VALUE
--------------------------------------------------------------------------
Electric Utilities -- 0.7%
--------------------------------------------------------------------------
National Grid General Purpose                    146,500     $   3,552,625
--------------------------------------------------------------------------
                                                             $   3,552,625
--------------------------------------------------------------------------
Gas Utilities -- 3.0%
--------------------------------------------------------------------------
El Paso Energy Capital Trust                     300,000     $  14,850,000
--------------------------------------------------------------------------
                                                             $  14,850,000
--------------------------------------------------------------------------
Telephone Utilities -- 3.2%
--------------------------------------------------------------------------
Omnipoint Corp.                                  180,000     $   9,831,600
Qwest Trends Trust                               100,000         5,675,000
--------------------------------------------------------------------------
                                                             $  15,506,600
--------------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $31,898,133)                             $  33,909,225
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

WARRANTS -- 0.0%


                SECURITY                  SHARES             VALUE
--------------------------------------------------------------------------
REITS -- 0.0%
--------------------------------------------------------------------------
Walden Residential(2)                            340,000     $      78,200
--------------------------------------------------------------------------
                                                             $      78,200
--------------------------------------------------------------------------
Total Warrants
   (identified cost -- $0)                                   $      78,200
--------------------------------------------------------------------------

CONVERTIBLE BONDS -- 3.2%


                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------
Bell Atlantic Financial, 4.25%, 9/15/05     $      6,000     $   6,172,800
National Grid Co., 4.25%, 2/17/08(3)                 800         1,477,009
NTL, Inc., 7.00%, 12/15/08                         3,500         5,508,300
Ovation, Inc., 9.75%, 2/23/01(1)                   2,500         2,500,000
--------------------------------------------------------------------------
Total Convertible Bonds
   (identified cost $14,181,530)                             $  15,658,109
--------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------
Associates Corp., 5.75%, 7/1/99             $      6,167     $   6,167,000
--------------------------------------------------------------------------
Total Commercial Paper
   (amortized cost $6,167,000)                               $   6,167,000
--------------------------------------------------------------------------
Total Investments -- 99.9%
   (identified cost $330,032,230)                            $ 492,642,416
--------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.1%                       $     664,355
--------------------------------------------------------------------------
Net Assets -- 100%                                           $ 493,306,771
--------------------------------------------------------------------------

ADR - American Depositary Receipt
(1) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)  Non-income producing security.
(3)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
-------------------------------------------------------
Investments, at value (identified cost,
   $330,032,230)                          $ 492,642,416
Cash                                            451,547
Receivable for investments sold                 246,189
Dividends and interest receivable             1,616,834
Miscellaneous receivable                         15,213
Tax reclaim receivable                           12,389
-------------------------------------------------------
TOTAL ASSETS                              $ 494,984,588
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Payable for investments purchased         $   1,638,476
Payable to affiliate for Trustees' fees           7,677
Other accrued expenses                           31,664
-------------------------------------------------------
TOTAL LIABILITIES                         $   1,677,817
-------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 493,306,771
-------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 330,700,063
Net unrealized appreciation (computed on
   the basis of identified cost)            162,606,708
-------------------------------------------------------
TOTAL                                     $ 493,306,771
-------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $38,917)                               $  4,475,370
Interest (net of defaulted interest,
   $1,263,834)                                 615,689
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  5,091,059
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,552,119
Trustees fees and expenses                      17,285
Custodian fee                                  130,575
Legal and accounting services                   21,119
Miscellaneous                                    2,611
------------------------------------------------------
TOTAL EXPENSES                            $  1,723,709
------------------------------------------------------

NET INVESTMENT INCOME                     $  3,367,350
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 35,380,480
   Foreign currency transactions               (16,636)
------------------------------------------------------
NET REALIZED GAIN                         $ 35,363,844
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 20,485,808
   Foreign currency                             (5,000)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 20,480,808
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 55,844,652
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 59,212,002
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                     $    3,367,350      $    13,457,660
   Net realized gain                             35,363,844            5,496,806
   Net change in unrealized appreciation
      (depreciation)                             20,480,808           75,228,993
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                           $   59,212,002      $    94,183,459
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $    6,269,400      $    17,840,966
   Withdrawals                                  (31,790,716)         (65,817,239)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $  (25,521,316)     $   (47,976,273)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $   33,690,686      $    46,207,186
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $  459,616,085      $   413,408,899
--------------------------------------------------------------------------------
AT END OF PERIOD                             $  493,306,771      $   459,616,085
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                               SIX
                                               MONTHS
                                               ENDED
                                               JUNE 30,                           YEAR ENDED DECEMBER 31,
                                               1999          -----------------------------------------------------------------
                                               (UNAUDITED)     1998          1997          1996          1995          1994
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses                                           0.73%(1)      0.88%         0.75%         0.85%         0.84%         0.85%
Net investment income                              1.42%(1)      3.13%         4.42%         5.94%         4.83%         5.22%
Portfolio turnover                                   33%           78%          169%          166%          103%          107%
-------------------------------------------------------------------------------------------------------------------------
Borrowing Analysis:
------------------------------------------------------------------------------------------------------------------------------
Average daily balance of debt outstanding
   during
   period (000's omitted)                            --      $ 10,594      $    922      $    217      $    232      $  3,137
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)      $493,307      $459,616      $413,409      $455,067      $521,670      $505,567
------------------------------------------------------------------------------------------------------------------------------

(1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Utilities Portfolio (the Portfolio), (formerly the Total Return Portfolio), is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Options and financial futures contracts are valued at the last sale price, as quoted on the principal exchange or board of trade on which such options or contracts are traded or, in the absence of a sale, the mean between the last bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. During the six months ended June 30, 1999, the Portfolio took a one time charge to interest income in the amount of $1,263,834 representing accrued defaulted income on certain investments. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 E Option Accounting Principles -- Upon the writing of a covered call option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing call options which expire are treated as realized gains. Premiums received from writing call options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as writer of a call option, may have no control over whether the underlying securities may be sold and, as a result, bears the market risk for an unfavorable change in the price of the securities underlying the written option.

 F Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment

UTILITIES PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   in financial futures contracts is designed only to hedge against anticipated future changes in interest rates, security prices, commodity prices or currency exchange rates. Should interest rates, security prices, commodity prices or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize for book purposes a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy.

 G Delayed Delivery Transactions -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities if the counterparty does not perform under the contract.

 H Other -- Investment transactions are accounted for on a trade date basis.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 J Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets. For the six months ended June 30, 1999, the fee was equivalent to 0.65% (annualized) of the Portfolio's average daily net assets for such period and amounted to $1,552,119. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1999, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $146,943,604 and $154,542,134, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at June 30, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 330,032,230
-------------------------------------------------------
Gross unrealized appreciation             $ 166,544,198
Gross unrealized depreciation                (3,934,012)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $ 162,610,186
-------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 1999. At June 30, 1999 the Portfolio did not have a loan outstanding under this agreement.

UTILITIES PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 1999 there were no outstanding obligations under these financial instruments.

EATON VANCE UTILITIES FUND AS OF JUNE 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE UTILITIES FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

UTILITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Judith A. Saryan
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF
UTILITIES PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF
EATON VANCE UTILITIES FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
FIRST DATA INVESTOR SERVICES GROUP
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123



EATON VANCE UTILITIES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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